Restructuring Costs The composition of the restructuring liability for the Fiscal 2012 Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013		Mar. 30, 2012		Apr. 01, 2011
Restructuring Reserve	$ 141		$ 11	[1]	$ 0	[1]
Restructuring costs	7	27	264		140		0
Restructuring costs			26		3
Restructuring Reserve, Settled with Cash			6	[1]
Restructuring Reserve, Translation Adjustment			0	[1],[2]
Restructuring Plan Fiscal 2012 Plan [Member]
Restructuring Reserve	7		14		119		0
Restructuring costs	0	27	31		140
Restructuring Reserve, Settled with Cash	6		133		0
Restructuring Reserve, Translation Adjustment	(1)		(2)	[3]	(1)	[3]
Restructuring Plan Fiscal 2012 Plan [Member] | Employee Severance [Member]
Restructuring Reserve	3		9		110		0
Restructuring costs			31		131
Restructuring Reserve, Settled with Cash	6		129		0
Restructuring Reserve, Translation Adjustment	0		(2)	[3]	(1)	[3]
Restructuring Plan Fiscal 2012 Plan [Member] | Facility Closing [Member]
Restructuring Reserve	4		5		9		0
Restructuring costs			0		9
Restructuring Reserve, Settled with Cash	0		4		0
Restructuring Reserve, Translation Adjustment	$ (1)		$ 0	[3]	$ 0	[3]

[1]	Other direct costs associated with the restructuring program.
[2]	Foreign currency translation adjustments.
[3]	Foreign currency translation adjustments